LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2014
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

8.LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Land use right	51,678	51,678	8,329
Less: accumulated amortization	(948)	(1,981)	(319)

	50,730	49,697	8,010

The Company’s land use right is related to the payment to acquire a land use right of approximately 39,000 square meters of land in Beijing Shunyi District, on which the Company plans to develop a cloud infrastructure.

According to the land use right contract, the Company has a 50-year use right over the land, which is used as the basis for amortization. Amortization expense for land use right for the years ended December 31, 2012, 2013 and 2014 was nil, RMB948,000 and RMB1,033,000 (US$166,000), respectively.

As of December 31, 2013 and 2014, the Company has capitalized RMB12,236,000 and RMB283,475,000 (US$45,688,000) of costs which were directly attributable to the development of the cloud infrastructure in the “Cloud infrastructure construction in progress” in the consolidated balance sheets.